CONVERTIBLE NOTES (Details - Assumptions) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative assumption valuation	4.16%
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Derivative assumption valuation	114.61%
Measurement Input, Conversion Price [Member]
Business Combination [Line Items]
Derivative assumption valuation	3.71
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Derivative assumption valuation	5.50